STOCK BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Shares	396,835
Outstanding and Exercisable Options, Remaining Life (in years)	2 years 4 days
Employee Stock Option [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Exercise Price	$ 13.20
Outstanding and Exercisable Options, Shares	63,335
Outstanding and Exercisable Options, Remaining Life (in years)	4 days
Employee Stock Option [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Exercise Price	$ 15.33
Outstanding and Exercisable Options, Shares	75,500
Outstanding and Exercisable Options, Remaining Life (in years)	4 years 4 days
Employee Stock Option [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Exercise Price	$ 16.24
Outstanding and Exercisable Options, Shares	64,000
Outstanding and Exercisable Options, Remaining Life (in years)	3 years 4 days
Employee Stock Option [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Exercise Price	$ 16.69
Outstanding and Exercisable Options, Shares	89,500
Outstanding and Exercisable Options, Remaining Life (in years)	1 year 4 days
Employee Stock Option [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and Exercisable Options, Exercise Price	$ 23.40
Outstanding and Exercisable Options, Shares	104,500
Outstanding and Exercisable Options, Remaining Life (in years)	2 years 4 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SOSARs, Shares	410,666
Outstanding SOSARs, Remaining Life (in years)	7 years 2 months 23 days
Exercisable SOSARs, Shares	319,630
Exercisable SOSARs, Remaining Life (in years)	6 years 9 months 11 days
Stock Appreciation Rights (SARs) [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SOSARs, Exercise Price	$ 1.52
Outstanding SOSARs, Shares	12,000
Outstanding SOSARs, Remaining Life (in years)	7 years 4 days
Exercisable SOSARs, Exercise Price	$ 1.52
Exercisable SOSARs, Shares	12,000
Exercisable SOSARs, Remaining Life (in years)	7 years 4 days
Stock Appreciation Rights (SARs) [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SOSARs, Exercise Price	$ 1.85
Outstanding SOSARs, Shares	200,666
Outstanding SOSARs, Remaining Life (in years)	8 years 7 months 13 days
Exercisable SOSARs, Exercise Price	$ 1.85
Exercisable SOSARs, Shares	109,630
Exercisable SOSARs, Remaining Life (in years)	8 years 5 months 16 days
Stock Appreciation Rights (SARs) [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SOSARs, Exercise Price	$ 3.03
Outstanding SOSARs, Shares	114,500
Outstanding SOSARs, Remaining Life (in years)	6 years 4 days
Exercisable SOSARs, Exercise Price	$ 3.03
Exercisable SOSARs, Shares	114,500
Exercisable SOSARs, Remaining Life (in years)	6 years 4 days
Stock Appreciation Rights (SARs) [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SOSARs, Exercise Price	$ 8.53
Outstanding SOSARs, Shares	83,500
Outstanding SOSARs, Remaining Life (in years)	5 years 7 months 6 days
Exercisable SOSARs, Exercise Price	$ 8.53
Exercisable SOSARs, Shares	83,500
Exercisable SOSARs, Remaining Life (in years)	5 years 7 months 6 days